                                                          FILE NO.   333-39804

     As filed with the Securities and Exchange Commission on March 20, 2002

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 2 |X|

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 40 |X|

                              --------------------
                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                              --------------------
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              --------------------
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                              --------------------
                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:

  Michael Berenson                              C. Ronald Rubley
  Morgan, Lewis & Bockius LLP                   Morgan, Lewis & Bockius LLP
  1111 Pennsylvania Avenue, NW                  1701 Market Street
  Washington, DC 20004                          Philadelphia, PA  19103-2921

                              --------------------

 It is proposed that this filing will become effective (check appropriate box):

              ___ immediately upon filing pursuant to paragraph (b) of Rule 485
              ___ on May 1, 2002 pursuant to paragraph (b) of Rule 485
              _X_ 60 days after filing pursuant to paragraph (a) of Rule 485 ___ on (date) pursuant to paragraph (a) of Rule 485


================================================================================

                                EXPLANATORY NOTE
                                ----------------

              The prospectus and statement of additional information contained in this post-effective amendment no. 2 shall not affect, supersede or modify the prospectus or statement of additional information contained in post-effective amendment no. 1, which was filed with the Securities and Exchange Commission on April 19, 2001.

                              CROSS REFERENCE SHEET

                                                                                Location in Statement
Form N-4 Item Number                     Location in Prospectus                 of Additional Information
====================                     ======================                 =========================
Item 1.       Cover Page                 Cover Page                             N/A

Item 2.       Definitions                Glossary                               N/A

Item 3.       Synopsis or Highlights     Cover Page; Expenses                   N/A

Item 4.       Condensed Financial        N/A                                    N/A
              Information

Item 5.       General Description of     The Penn Mutual Life Insurance         N/A
              Registrant, Depositor      Company;
              and Portfolio Companies    The Separate Account

Item 6.       Deductions and Expenses    The Contract - What Charges Do I Pay?  N/A

Item 7.       General Description of     The Contract                           N/A
              Variable Annuity
              Contracts

Item 8.       Annuity Period Options     The Contract - What Types of Annuity   N/A
                                         Payments May I Choose?

Item 9.       Death Benefit on Death     The Contract - What are the Death      N/A
                                         Benefits Under My Contract?

Item 10.      Purchase and Contract      The Contract - How do I Purchase a     N/A
              Value                      Contract?
                                         The Separate Account  - Accumulation
                                         Units

Item 11.      Redemptions                The Contract - May I Withdraw Any of   N/A
                                         My Money?

Item 12.      Taxes                      Federal Income Tax Considerations      N/A

Item 13.      Legal Proceedings          N/A                                    N/A

Item 14.      Table of Contents of the   Statement of Additional Information    N/A
              Statement of Additional    Contents
              Information

Item 15.      Cover Page                 N/A                                    Cover Page

Item 16.      Table of Contents          N/A                                    Cover Page

Item 17.      General Information and    N/A                                    N/A
              History

Item 18.      Services                   N/A                                    Administrative and Recordkeeping
                                                                                Services; Custodian; Independent
                                                                                Auditors

Item 19.      Purchase of Securities     The Contract - How Do I Purchase a     Distribution of Contracts
              Being Offered and          Contract?
              Expenses                   The Contract - May I Transfer Money
                                         Among Investment Options?
                                         The Contract - What Charges Do I Pay?

Item 20.      Underwriters               N/A                                    Distribution of Contracts

Item 21.      Calculation of             N/A                                    Performance Data
              Performance Data

Item 22.      Annuity Payments           N/A                                    Variable Annuity Payments

Item 23.      Financial Statements       N/A                                    Financial Statements


                                     PART A
                                     ------


                      Information Required in a Prospectus
                      ------------------------------------

PROSPECTUS --- MAY 1, 2002
INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT --- FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

OLYMPIA XT ADVISOR

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

  o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),
  o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
  o has a purchase payment enhancement feature, which means that each time you make a purchase payment, Penn Mutual will add an additional credit to your Contract Value,
  o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,
  o allows you to choose to receive your annuity payments over different periods of time, including over your lifetime, and
  o meets the needs of investors who employ strategic asset allocation, tactical asset allocation or sector rotating investment strategies by allowing for free, unlimited transfers among the Rydex subaccounts.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 8% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

CONTRACT EXPENSES ARE HIGHER THAN OTHER ANNUITY CONTRACTS OFFERED BY PENN MUTUAL WITHOUT A PURCHASE PAYMENT ENHANCEMENT FEATURE. THE BENEFIT OF THE PURCHASE PAYMENT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE HIGHER EXPENSES, RELATIVE TO OTHER ANNUITY CONTRACTS WE OFFER, IF WITHDRAWALS ARE MADE IN THE EARLY YEARS OF THE CONTRACT.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. THE REFUND WILL NOT INCLUDE THE PORTION OF THE CONTRACT VALUE WHICH IS ATTRIBUTABLE TO THE PURCHASE PAYMENT ENHANCEMENT.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST                                               MANAGER
       OTC Fund                                                           Rydex Global Advisors
       Nova Fund                                                          Rydex Global Advisors
       Ursa Fund                                                          Rydex Global Advisors
       Mekros Fund                                                        Rydex Global Advisors
       Financial Services Fund                                            Rydex Global Advisors
       Health Care Fund                                                   Rydex Global Advisors
       Technology Fund                                                    Rydex Global Advisors
       Utilities Fund                                                     Rydex Global Advisors
       U.S. Government Money Market Fund                                  Rydex Global Advisors
       U.S. Government Bond Fund                                          Rydex Global Advisors

-------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS                                     MANAGER
       AIM V.I. Capital Appreciation Fund                        AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.                         MANAGER
       T. Rowe Price International Stock Portfolio               T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.                                MANAGER
       T. Rowe Price Equity Income Portfolio II                  T. Rowe Price Associates, Inc.
-------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES                                       MANAGER
       Federated High Income Bond Fund II                        Federated Investment Management
                                                                 Company
-------------------------------------------------------------------------------------------------------------------
A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

-----------------------------------------------------------------------------------------------------------------
PROSPECTUS CONTENTS

-----------------------------------------------------------------------------------------------------------------
GLOSSARY........................................................................................................5

-----------------------------------------------------------------------------------------------------------------
EXPENSES........................................................................................................6

-----------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................................................8

-----------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.................................................................................9

-----------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY.........................................................................10

-----------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT...........................................................................................10
     Accumulation Units - Valuation............................................................................10
     Voting Instructions.......................................................................................10
     Investment Options in the Separate Account................................................................10
         Rydex Variable Trust..................................................................................11
         AIM V.I. Capital Appreciation Fund....................................................................12
         T. Rowe Price Equity Income Portfolio II..............................................................12
         T. Rowe Price International Stock Portfolio...........................................................12
         Federated High Income Bond Fund II ...................................................................12

-----------------------------------------------------------------------------------------------------------------
THE ONE YEAR FIXED INTEREST ACCOUNT ...........................................................................13

-----------------------------------------------------------------------------------------------------------------
THE CONTRACT...................................................................................................13
     How Do I Purchase a Contract?.............................................................................14
     May I Authorize My Financial Adviser to Manage My Contract?...............................................14
     What Are Purchase Payment Enhancements? ..................................................................14
     Do I Always Get to Keep My Purchase Payment Enhancements? ................................................15
     Do Purchase Payment Enhancements Benefit All People? .....................................................15
     What Types of Annuity Payments May I Choose?..............................................................16
         Variable Annuity Payments.............................................................................16
         Fixed Annuity Payments................................................................................16
         Other Information ....................................................................................16
     What Are the Death Benefits Under My Contract?............................................................17
         Optional Death Benefit Enhancement Riders ............................................................17
         Optional Estate Enhancement Death Benefit Rider.......................................................18
         Choosing a Lump Sum or Annuity .......................................................................19
     May I Transfer Money Among Subaccounts and the One Year Fixed Interest Account?...........................19
         Before the Annuity Date...............................................................................19
         After the Annuity Date................................................................................19
         General Rules.........................................................................................19
         Limitations on Transfers..............................................................................19
         Automatic Rebalancing.................................................................................20
     May I Withdraw Any of My Money?...........................................................................20
         Systematic Withdrawals................................................................................20
         403(b) Withdrawals....................................................................................20
         Withdrawals to Pay Financial Adviser's Fees...........................................................20
     Deferment of Payments and Transfers.......................................................................21
     What Charges Do I Pay?....................................................................................21
         Administration Charges................................................................................21
         Mortality and Expense Risk Charge.....................................................................21
         Contingent Deferred Sales Charge......................................................................21
         Free Withdrawals......................................................................................22
         Step-Up Death Benefit Enhancement Rider (Optional) ...................................................23
         Estate Enhancement Death Benefit Rider (Optional) ....................................................23
         Premium Taxes.........................................................................................23

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION........................................................................................24

-----------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE ONE YEAR FIXED INTEREST ACCOUNT.....................................................24

-----------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS..............................................................................24
     Withdrawals and Death Benefits............................................................................24
     Annuity Payments..........................................................................................24
     Early Withdrawals.........................................................................................25
     Transfers.................................................................................................25
     Separate Account Diversification..........................................................................25
     Qualified Plans...........................................................................................25

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS...........................................................................................26

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................27

--------------------------------------------------------------------------------
GLOSSARY

      ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

      ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

      ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

      ANNUITANT: The person during whose life annuity payments are made.

      ANNUITY DATE: The date on which annuity payments start.

      ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

      ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

      BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

      CONTRACT: The combination variable and fixed annuity contract described in this prospectus.

      CONTRACT OWNER: The person specified in the Contract as the Contract
      Owner.

      CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.

      CONTRACT YEAR: Each twelve-month period following the contract date.

      FIXED ACCOUNT VALUE: The value of amounts held under the Contract in the One Year Fixed Interest Account.

      SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.

      SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

      VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

      VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

      WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

      YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

--------------------------------------------------------------------------------
EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments...................................  None
Maximum Contingent Deferred
Sales Charge..............................  8% of purchase payments withdrawn(a)
Transfer Fee..............................................................  None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE.........................    $40(b)

OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS. A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders for which there is a charge that depends on the attained age of the Annuitant and on the Enhancement Amount. This charge will be assessed on a pro rata basis among the subaccounts of the Variable Account. (See WHAT CHARGES DO I PAY? in this Prospectus)

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge.......................................1.25%
Contract Administration Charge..........................................0.15%
                                                                        -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS).................1.40%
OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER
For Annuitants Age 60 and Under.........................................0.20%(c)
For Annuitants Age 61 to 70.............................................0.30%(d)
For Annuitants Age 71 to 80.............................................0.60%(e)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH MAXIMUM CHARGE
FOR ESTATE ENHANCEMENT DEATH BENEFIT RIDER).............................2.00%(f)

(a) The charge decreases to zero in the tenth year. See What Charges Do I Pay? in this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(d) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(e) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.
(f) This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.40% and 1.95%, depending on whether you choose the optional Estate Enhancement Death Benefit Rider and, if you choose to purchase that Rider, the Annuitant's age.


--------------------------------------------------------------------------------
RYDEX VARIABLE TRUST(A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                 MANAGEMENT            OTHER        TOTAL FUND
                                                                    FEE               EXPENSES        EXPENSES
                                                                 ----------           --------      ----------
OTC Fund...................................................         XX%                 XX%             XX%
Nova Fund..................................................         XX%                 XX%             XX%
Ursa Fund..................................................         XX%                 XX%             XX%
Mekros Fund................................................         XX%                 XX%             XX%
Financial Services Fund....................................         XX%                 XX%             XX%
Health Care Fund...........................................         XX%                 XX%             XX%
Technology Fund............................................         XX%                 XX%             XX%
Utilities Fund.............................................         XX%                 XX%             XX%
U.S. Government Money Market Fund..........................         XX%                 XX%             XX%
U.S. Government Bond Fund..................................         XX%                 XX%             XX%

-----------------------
(a)      These expenses are for the fiscal year ended December 31, 2001.

--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS(A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                 MANAGEMENT            OTHER        TOTAL FUND
                                                                    FEE               EXPENSES       EXPENSES
                                                                 ----------           --------      ------------
AIM V.I. Capital Appreciation Fund.........................         XX%                 XX%             XX%

---------------------------
(a)      These expenses are for the fiscal year ended December 31, 2001.


--------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.(A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                 MANAGEMENT            OTHER        TOTAL FUND
                                                                    FEE               EXPENSES        EXPENSES
                                                                 ----------           --------      ----------
T. Rowe Price Equity Income Portfolio II...................         XX%                 XX%             XX%

---------------------------
(a)      These expenses are for the fiscal year ended December 31, 2001.


--------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.(A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                 MANAGEMENT            OTHER        TOTAL FUND
                                                                    FEE               EXPENSES       EXPENSES
                                                                 ----------           --------      ----------
T. Rowe Price International Stock Portfolio................         XX%                 XX%             XX%

---------------------------
(a)      These expenses are for the fiscal year ended December 31, 2001.


--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES(A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                 MANAGEMENT            OTHER        TOTAL FUND
                                                                    FEE               EXPENSES       EXPENSES
                                                                 ----------           --------      -----------
Federated High Income Bond Fund II.........................         XX%                 XX%             XX%

---------------------------
(a)      These expenses are for the fiscal year ended December 31, 2001.

         Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the Fund prospectuses for additional information on Fund expenses.

         You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

         The following examples show the total expenses that you would pay on each $1,000 invested. The examples also assume that you elected the optional death benefit with the highest charge and that fee waivers and expense reductions disclosed in the above fee table continue throughout the periods shown.

         You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown and your Contract does not include Riders:

                                                                                    ONE       THREE
                                                                                   YEARS      YEARS
                                                                                   -----      -----
Rydex OTC Fund.......................................................               $XX        $XX
Rydex Nova Fund......................................................               $XX        $XX
Rydex Ursa Fund......................................................               $XX        $XX
Rydex Mekros Fund....................................................               $XX        $XX
Rydex Financial Services Fund........................................               $XX        $XX
Rydex Health Care Fund...............................................               $XX        $XX
Rydex Technology Fund................................................               $XX        $XX
Rydex Utilities Fund.................................................               $XX        $XX
Rydex U.S. Government Money Market Fund..............................               $XX        $XX
Rydex U.S. Government Bond Fund......................................               $XX        $XX
AIM V.I. Capital Appreciation Fund...................................               $XX        $XX
T. Rowe Price Equity Income Portfolio II.............................               $XX        $XX
T. Rowe Price International Stock Portfolio..........................               $XX        $XX
Federated High Income Bond Fund II...................................               $XX        $XX

         You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender your Contract or if you annuitize your Contract and your Contract does not include
Riders:

                                                                                    ONE        THREE
                                                                                   YEARS       YEARS
                                                                                   -----       -----
Rydex OTC Fund.......................................................               $XX         $XX
Rydex Nova Fund......................................................               $XX         $XX
Rydex Ursa Fund......................................................               $XX         $XX
Rydex Mekros Fund....................................................               $XX         $XX
Rydex Financial Services Fund........................................               $XX         $XX
Rydex Health Care Fund...............................................               $XX         $XX
Rydex Technology Fund................................................               $XX         $XX
Rydex Utilities Fund.................................................               $XX         $XX
Rydex U.S. Government Money Market Fund..............................               $XX         $XX
Rydex U.S. Government Bond Fund......................................               $XX         $XX
AIM V.I. Capital Appreciation Fund...................................               $XX         $XX
T. Rowe Price Equity Income Portfolio II.............................               $XX         $XX
T. Rowe Price International Stock Portfolio..........................               $XX         $XX
Federated High Income Bond Fund II...................................               $XX         $XX

     You would pay the following expenses on each $1,000 invested (assuming a 5% annual return), if you surrender your Contract after the number of years shown and your Contract includes the Optional Estate Enhancement Death Benefit Rider with the maximum 0.60% charge:

                                                                                     ONE        THREE
                                                                                    YEARS       YEARS
                                                                                    -----       -----
Rydex OTC Fund.......................................................                $XX         $XX
Rydex Nova Fund......................................................                $XX         $XX
Rydex Ursa Fund......................................................                $XX         $XX
Rydex Mekros Fund....................................................                $XX         $XX
Rydex Financial Services Fund........................................                $XX         $XX
Rydex Health Care Fund...............................................                $XX         $XX
Rydex Technology Fund................................................                $XX         $XX
Rydex Utilities Fund.................................................                $XX         $XX
Rydex U.S. Government Money Market Fund..............................                $XX         $XX
Rydex U.S. Government Bond Fund......................................                $XX         $XX
AIM V.I. Capital Appreciation Fund...................................                $XX         $XX
T. Rowe Price Equity Income Portfolio II.............................                $XX         $XX
T. Rowe Price International Stock Portfolio..........................                $XX         $XX
Federated High Income Bond Fund II...................................                $XX         $XX

     You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender or annuitize your Contract and your Contract includes the Optional Estate Enhancement Death Benefit Rider with the maximum 0.60% charge:

                                                                                     ONE        THREE
                                                                                    YEARS       YEARS
                                                                                    -----       -----
Rydex OTC Fund.......................................................                $XX         $XX
Rydex Nova Fund......................................................                $XX         $XX
Rydex Ursa Fund......................................................                $XX         $XX
Rydex Mekros Fund....................................................                $XX         $XX
Rydex Financial Services Fund........................................                $XX         $XX
Rydex Health Care Fund...............................................                $XX         $XX
Rydex Technology Fund................................................                $XX         $XX
Rydex Utilities Fund.................................................                $XX         $XX
Rydex U.S. Government Money Market Fund..............................                $XX         $XX
Rydex U.S. Government Bond Fund......................................                $XX         $XX
AIM V.I. Capital Appreciation Fund...................................                $XX         $XX
T. Rowe Price Equity Income Portfolio II.............................                $XX         $XX
T. Rowe Price International Stock Portfolio..........................                $XX         $XX
Federated High Income Bond Fund II...................................                $XX         $XX

-------------------------
THESE EXAMPLES ARE BASED UPON FUND DATA FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001.

THESE ARE ONLY EXAMPLES. YOUR EXPENSES MAY BE MORE OR LESS THAN WHAT IS SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

         The subaccounts of the Separate Account had not commenced operations as of the date of this Prospectus and, therefore, there is no Accumulation Unit information to report. In the future, we will include as an appendix to this Prospectus tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that will be included in the Statement of Additional Information.

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THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

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THE SEPARATE ACCOUNT

         Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

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ACCUMULATION UNITS - VALUATION

         Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw money from or transfer money to a subaccount, you receive the Accumulation Unit Value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. If your purchase payment, or your withdrawal or transfer request, is not received by us from you or your agent (pursuant to your instructions) at least one hour prior to the close of regular trading on the NYSE (generally, 3:00 p.m. ET), it will be deemed received and accepted by us for processing at the Accumulation Unit Value computed on the next following business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract. Any purchase payment enhancements credited to the Contract are allocated to the subaccount and One Year Fixed Interest Account in the same proportions as purchase payments are allocated.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15%.

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VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the fund shares in which your purchase payments are invested. If the law changes and permits us to vote the fund shares, we may do so.

         If you are a Contract Owner, we determine the number of fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

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INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

         The Separate Account currently has subaccounts that invest in the following Funds:

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RYDEX VARIABLE TRUST

         OTC FUND--The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM) (the "NASDAQ 100 Index"). If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

         NOVA FUND--The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index(TM) (the "S&P 500 Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

         URSA FUND--The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index. If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

         MEKROS FUND--The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "Russell 2000 Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Russell 2000 Index is increasing. When the value of the Russell 2000 Index is decreasing, the value of the Fund's shares will tend to decrease.

         FINANCIAL SERVICES FUND--The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies.

         HEALTH CARE FUND--The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.

         TECHNOLOGY FUND--The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

         UTILITIES FUND--The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations.

         U.S. GOVERNMENT MONEY MARKET FUND--The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. It invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will constantly be maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to meet its objective.

         U.S. GOVERNMENT BOND FUND--The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

         AIM V.I. CAPITAL APPRECIATION FUND-- The Fund seeks growth of capital by investing principally in common stocks of companies that are believed likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

--------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.

         T. ROWE PRICE EQUITY INCOME PORTFOLIO II-- The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. The Portfolio typically employs a value approach in selecting investments. The Portfolio seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

--------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.

         T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--The Portfolio seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. The Portfolio expects to invest substantially all of its assets outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. The Portfolio may purchase the stocks of companies of any size, but its focus will typically be on large and, to a lesser extent, medium-sized companies.

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FEDERATED INSURANCE SERIES

         FEDERATED HIGH INCOME BOND FUND II-- The Fund seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds"). In selecting securities, the Fund's investment adviser seeks high yields, low relative credit risk and high portfolio diversification. The securities in which the Fund invests pay higher interest rates as compensation for the greater default risk attached to the securities.

         Rydex Global Advisors of Rockville, Maryland is the investment adviser to the Rydex Variable Trust. AIM Advisors, Inc. of Houston, Texas is investment adviser to the AIM V.I. Capital Appreciation Fund. T. Rowe Price Associates, Inc. of Baltimore, Maryland is investment adviser to the T. Rowe Price Equity Income Portfolio II. T. Rowe Price International, Inc. of Baltimore, Maryland is investment adviser to the T. Rowe Price International Stock Portfolio. Federated Investment Management Company of Pittsburgh, Pennsylvania is investment adviser to the Federated High Yield Bond Fund II.

         The Funds in which the Separate Account invests are NOT publicly available funds. They are only available as investment options in variable life insurance policies and/or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

         The investment advisers of the Funds may manage publicly available mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly available mutual fund. You should not compare the performance of a publicly available fund with the performance of any Fund in which the Separate Account invests. The performance of the Funds could differ substantially from that of any publicly available fund.

         Shares of the Funds may be offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such separate accounts of other insurance companies that may be both affiliated and unaffiliated with Penn Mutual and directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

--------------------------------------------------------------------------------
THE ONE YEAR FIXED INTEREST ACCOUNT

         Interests in the One Year Fixed Interest Account, which is part of Penn Mutual's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the One Year Fixed Interest Account. Disclosure regarding the One Year Fixed Interest Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE ONE YEAR FIXED INTEREST ACCOUNT.

--------------------------------------------------------------------------------
THE CONTRACT

         An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

         o the Separate Account, through which you may invest in one or more of the available Funds of Rydex Variable Trust, AIM Variable Insurance Funds, Federated Insurance Series, T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         o the One Year Fixed Interest Account. The One Year Fixed Interest Account is guaranteed and funded by Penn Mutual through its general account. See THE ONE YEAR FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE ONE YEAR FIXED INTEREST ACCOUNT in this Prospectus.

         You decide, within Contract limits,

         o        how often you make a purchase payment and how much you invest;

         o the Funds and/or One Year Fixed Interest Account in which your purchase payments and purchase payment enhancements are invested;

         o whether or not to transfer money among the available Funds and One Year Fixed Interest Account;

         o        the type of annuity that we pay and who receives it;

         o the Beneficiary or Beneficiaries to whom we pay death benefits; and

         o        the amount and frequency of withdrawals from the Contract
                  Value.

         Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your purchase payments and any purchase payment enhancement as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approvals of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         The Contract is available to individuals and institutions. The Contract also may be issued as individual retirement annuities under Section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum initial purchase payment that we will accept is $50,000 with subsequent purchase payments of $1,000, although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.

         The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK directly and through broker-dealers. Commissions on purchase payments made under the Contract will not exceed [5 1/2%] and trailer commissions based on a percentage of Contract Value may be paid.

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MAY I AUTHORIZE MY FINANCIAL ADVISER TO MANAGE MY CONTRACT?

         You may authorize your financial adviser to direct the allocation of your Contract Value and to request transfers between investment options, subject to our rules. We require that you provide us with written proof that you have authorized your financial adviser to request financial transactions on your behalf. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your financial adviser until we receive satisfactory written notice that such person's authority has been revoked.

         You can direct us to withdraw a portion of your Variable Account Value to pay the fees of your financial adviser. See MAY I WITHDRAW ANY OF MY MONEY? in this Prospectus.

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WHAT ARE PURCHASE PAYMENT ENHANCEMENTS?

         We will credit purchase payment enhancements to your Contract based upon the amounts of your purchase payments and withdrawals (if any).

         When you make a purchase payment, we will determine your purchase payment enhancement by multiplying the amount of the purchase payment by the applicable purchase payment enhancement percentage set forth in the table below. The purchase payment enhancement percentage is based on total purchase payments less total withdrawals. We will credit the purchase payment enhancement to your Contract and allocate the enhancement amount to the subaccounts of the Separate Account and/or the One Year Fixed Interest Account, along with your purchase payments, in accordance with your direction.

         If you make more than one purchase payment during the first Contract Year, we will determine if any additional purchase payment enhancements will be credited for the prior purchase payments you have made by taking the difference between (1) the cumulative prior purchase payments made during the Contract Year multiplied by the purchase payment enhancement percentage applied to the current purchase payment, and (2) the prior cumulative purchase payment enhancements credited to the contract during that Contract Year. If the result exceeds zero, the excess will be credited to the contract as a purchase payment enhancement at the same time as the purchase payment is credited.

         The Contract provides no specific charge for providing the purchase payment enhancement. Penn Mutual pays the purchase payment enhancement from its surplus which reflect revenues from multiple sources, including the administrative, mortality and expense risk, and deferred sales charges made under the Contract. The charges are expected to produce a profit or return to Penn Mutual's surplus, in addition to covering the cost of issuing and administering the Contract.

         WE RESERVE THE RIGHT TO DISCONTINUE CREDITING PURCHASE PAYMENT ENHANCEMENTS UNDER THIS CONTRACT IN THE FUTURE, PROVIDED WE GIVE YOU ADVANCE WRITTEN NOTICE.

          TOTAL PURCHASE PAYMENTS LESS          PURCHASE PAYMENT ENHANCEMENT
                  WITHDRAWALS                            PERCENTAGE
              Less than $100,000                             3%
             $100,000 to $500,000                            4%
              More than $500,000                             5%

         If the purchase payment on the initial application is equal to $2,000,000 or more, a 6% purchase payment enhancement will be applied to the initial purchase payment only.

--------------------------------------------------------------------------------
DO I ALWAYS GET TO KEEP MY PURCHASE PAYMENT ENHANCEMENTS?

         You won't always get to keep the purchase payment enhancements credited to your Contract. We will take back or "recapture" some or all of the purchase payment enhancements under certain circumstances:

          o If you cancel your Contract during the "Right to Review" period described in your Contract, we will recapture the entire portion of the Contract Value which is attributable to the purchase payment enhancement. Thus, in the event of cancellation, you bear no investment risk with respect to the purchase payment enhancement.

          o If you make a withdrawal from your Contract where a contingent deferred sales charge is applied, we will recapture any purchase payment enhancement credited to your Contract within 12 months of the withdrawal. We will not recapture the purchase payment enhancement when there is a free withdrawal. SEE FREE WITHDRAWALS in this Prospectus.

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DO PURCHASE PAYMENT ENHANCEMENTS BENEFIT ALL PEOPLE?

         No. Penn Mutual issues a variety of individual variable and fixed annuity contracts designed to meet different retirement planning goals. We issue contracts with no purchase payment enhancement, lower mortality and expenses risk charges, lower contingent deferred sales charges and/or shorter contingent deferred sales charge periods. You should consider the following factors when determining which annuity contract is appropriate for you:

          o  The length of time that you plan to continue to own your contract.

          o  The frequency, amount and timing of withdrawals you plan to make.

          o  The amount of purchase payments you plan to make.

          o Whether you might experience an event that results in the loss of some or all of the purchase payment enhancements.

         The purchase payment enhancement feature would be disadvantageous to a purchaser who makes a withdrawal, subject to a contingent deferred sales charge, within 12 months of the crediting of a purchase enhancement. With respect to a withdrawal during the first contract year, the contingent deferred sales charge would be higher than in other contracts we offer. Also, in a declining market, the purchaser would bear the loss on the credit enhancement.

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WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         You may choose: (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the date the Contract is purchased.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts (three if you also choose a portion as a fixed annuity). In addition, you may not select other subaccounts after the Annuity Date.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date.

         FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         OTHER INFORMATION.  Unless you tell us otherwise:

         o you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date. If your Contract Value is allocated to more than four subaccounts (three if there is Fixed Account Value under your Contract on the Annuity Date), the variable portion will be allocated to the Money Market subaccount until you give us instructions to allocate to not more than four subaccounts (or three subaccounts, whichever is applicable).

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or
                  (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

         You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 ($20 for Contracts sold in New York) each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the fixed interest account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals, and amounts transferred out. The One Year Fixed Interest Account death benefit is the Fixed Account Value. If you purchase the optional death benefit rider at contract issue, we will pay your Beneficiary an additional amount as described below.

         We generally pay the death benefit within seven days after we receive proof of death and all required information.

         OPTIONAL STEP-UP DEATH BENEFIT ENHANCEMENT RIDER. If the Annuitant is age 75 or less, you may purchase this death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase this death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under this Contract.

         You may purchase this rider only at the time you purchase your Contract. The Death Benefit Enhancement from this rider is limited to $1 million.

         If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

         On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

         On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

         (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

         (2) the Variable Account Value on the current Contract Anniversary.

         We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount as of the first day of the prior calendar month divided by the Variable Account Value as of the first day of the current calendar month multiplied by the amount of the withdrawal.

         Treatment of Transfers. Transfers into the Variable Account will be treated as purchase payments allocated to the Variable Account. Similarly, transfers out of the Variable Account will be treated as withdrawals from the Variable Account. The enhanced death benefit rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

         Charge. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract.

         For information on the cost of the step-up death benefit enhancement rider, see WHAT CHARGES DO I PAY? in this Prospectus.

         OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

         The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.

Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Annuity ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for every $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

         For information on the cost of the estate enhancement death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.

         CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

         o The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

         o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or Fixed Interest Accounts as directed by the Beneficiary).

         o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary"s life expectancy.

         o If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE ONE YEAR FIXED INTEREST ACCOUNT?

         BEFORE THE ANNUITY DATE. You may transfer your Contract Value among subaccounts of the Separate Account and the One Year Fixed Interest Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or One Year Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or One Year Fixed Interest Account must be at least $250.

         o You may transfer amounts from the One Year Fixed Interest Account only at the end of the interest period or within 25 days thereafter.

         AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

         o Transfers are currently limited to the subaccounts selected at the time of annuitization.

         GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received and accepted at our administrative office. Transfer requests must be received by us no later than one hour prior to the close of regular trading on the NYSE (generally, 3:00 p.m.
ET) in order for us to process the request at that day's Accumulation Unit Value. A transfer request must be received at our administrative office from you or your agent (pursuant to your instructions), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. We reserve the right to change our telephone transaction policies and procedures at any time.

         LIMITATIONS ON TRANSFERS. You may not make more than eight substantive "round trips" through a non-Rydex subaccount during any 12-month period. A "round trip" is a transfer or withdrawal OUT of a non-Rydex subaccount followed by a transfer or purchase payment allocated back INTO the same subaccount. Each of your eight permitted round trips must be at least 30 days apart. "Substantive" means a dollar amount that Penn Mutual determines, in its sole discretion, could adversely affect the management of the Fund.

         We reserve the right to restrict or impose other limitations on transfer privileges at any time when we believe it is in the interest of all of our Contract Owners to do so or to comply with the limitations imposed by the Funds.

         AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. If you have a Contract Value of at least $10,000 you may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options. Automatic rebalancing transfers are not treated as transfers for purposes of the roundtrip limitation. There is no charge for automatic rebalancing.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

         o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount, discussed below, discussed below, if less than $500. The Free Withdrawal Amount is equal to 15% of the purchase payments as of the date of the request.

         o You may make a partial withdrawal only if the amount remaining in the contract is at least $5,000 and the balance remaining in each subaccount or the One Year Fixed Interest Account is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

         SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59", leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         WITHDRAWALS TO PAY FINANCIAL ADVISER'S FEES. Penn Mutual will, pursuant an agreement with you, make a partial withdrawal from your Variable Account Value to pay for the services of your financial adviser. Partial withdrawals made under these circumstances are not subject to the contingent deferred sales charge nor are they counted toward your free withdrawal amount. If your Contract is non-qualified, the withdrawal will be treated for tax purposes like any other distribution and may be included in gross income. If you are under age 59 1/2, the withdrawal may also be subject to a 10% tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding tax treatment of the payment of financial adviser fees from your Contract.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

         ADMINISTRATION CHARGES:

         These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value, on the Contract Anniversary, a contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000 on the deduction date. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

         MORTALITY AND EXPENSE RISK CHARGE:

          We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

         CONTINGENT DEFERRED SALES CHARGE:

          This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within nine years of the effective date of payment. This charge does not apply to earnings or purchase payment enhancements. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis. However, for contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

        NUMBER OF FULL CONTRACT YEARS
       ELAPSED SINCE PURCHASE PAYMENT                                                     APPLICABLE CHARGE
--------------------------------------------------------------------------------------------------------------------
                  0                                                                               8%
--------------------------------------------------------------------------------------------------------------------
                  1                                                                               8%
--------------------------------------------------------------------------------------------------------------------
                  2                                                                               8%
--------------------------------------------------------------------------------------------------------------------
                  3                                                                               8%
--------------------------------------------------------------------------------------------------------------------
                  4                                                                               7%
--------------------------------------------------------------------------------------------------------------------
                  5                                                                               6%
--------------------------------------------------------------------------------------------------------------------
                  6                                                                               5%
--------------------------------------------------------------------------------------------------------------------
                  7                                                                               3%
--------------------------------------------------------------------------------------------------------------------
                  8                                                                               3%
--------------------------------------------------------------------------------------------------------------------
                  9+                                                                              0%
--------------------------------------------------------------------------------------------------------------------

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

         FREE WITHDRAWALS:

         Nine Year-Old Purchase Payments. You may withdraw any purchase payment that was made more than nine years before the withdrawal without incurring a contingent deferred sales charge.

         Annual Withdrawals of 15% of Purchase Payments ("Free Withdrawal Amount"). On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.

         Medically Related Withdrawal. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value (up to a maximum of $5,000) if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

         Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         Withdrawals to Pay Financial Adviser's Fees. You can instruct us to pay the fees of your financial adviser. We will do this by withdrawing that portion of your Variable Account Value necessary to pay the amount of fees you owe. Withdrawals made to pay these fees are not subject to the contingent deferred sales charge and are in addition to any free withdrawals you may make each contract year.

         Other Withdrawals. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

         STEP-UP DEATH BENEFIT ENHANCEMENT RIDER (OPTIONAL):

          We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

         The charge for any month will be the rate from the table shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement.

         We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.


                                                       Monthly Charge per $1 of
                              Attained Age                    Benefit
                              ------------                    -------
                              Less than 40                      XX
                                 40-44                          XX
                                 45-49                          XX
                                 50-54                          XX
                                 55-59                          XX
                                 60-64                          XX
                                 65-69                          XX
                                 70-74                          XX
                                 75-79                          XX
                                 80-84                          XX
                                 85-89                          XX
                                 90-95                          XX


         ESTATE ENHANCEMENT DEATH BENEFIT RIDER (OPTIONAL):

         For Annuitants who are 60 years of age or less at date of issue, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issues ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

         PREMIUM TAXES:

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE ONE YEAR FIXED INTEREST ACCOUNT

         You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%.

         You may withdraw money from the One Year Fixed Interest Account or transfer money from the One Year Fixed Interest Account to subaccounts of the Separate Account but only within 25 days after the end of the interest period. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within this time frame, we will treat it as a new allocation to the One Year Fixed Interest Account. In accordance with state law, we may defer a withdrawal or transfer from the One Year Fixed Interest Account for up to six months if we reasonably determine that an orderly sale of assets in our general account is not feasible.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         In the case of a nonqualified Contract, withdrawals made to pay the fees of your financial adviser will be treated for tax purposes like any other withdrawal and thus may be subject to tax. In the case of a tax-qualified Contract, withdrawals for the payment of your financial adviser's fees will not be treated as taxable distributions, subject to certain conditions.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o        withdrawals made on or after age 59 1/2;

         o        on distributions made after death; or

         o        withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available Funds, intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age
70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The consolidated financial statements of the Company appear in the Statement of Additional Information. They should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts. The Separate Account has no financial information to report because, as of the date of this Prospectus, the subaccounts of the Separate Account available under this Contract had not commenced operations.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

-----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS.....................................................................................B-2
         First Variable Annuity Payment.......................................................................B-2
         Subsequent Variable Annuity Payments.................................................................B-2
         Annuity Units........................................................................................B-2
         Value of Annuity Units...............................................................................B-2
         Net Investment Factor................................................................................B-2
         Assumed Interest Rate................................................................................B-3
         Valuation Period.....................................................................................B-3

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE DATA..............................................................................................B-3
         Average Annual Total Return..........................................................................B-3

-----------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES.....................................................................B-6

-----------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS.....................................................................................B-6

-----------------------------------------------------------------------------------------------------------------
CUSTODIAN.....................................................................................................B-6

-----------------------------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS..........................................................................................B-6

-----------------------------------------------------------------------------------------------------------------
LEGAL MATTERS.................................................................................................B-6

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS..........................................................................................B-6

-----------------------------------------------------------------------------------------------------------------

                                     PART B
                                     ------


                      Information Required in a Statement
                      -----------------------------------

                           of Additional Information
                           -------------------------

STATEMENT OF ADDITIONAL INFORMATION --- MAY 1, 2002
--------------------------------------------------------------------------------

OLYMPIA XT ADVISOR
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 --- Telephone (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT

--------------------------------------------------------------------------------
This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2002 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this statement of additional information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Customer Service Group, Philadelphia, PA 19172 or you may call (800) 523-0650 or visit our web site at www.pennmutual.com. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.
--------------------------------------------------------------------------------

This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
         First Variable Annuity Payment......................................B-2
         Subsequent Variable Annuity Payments................................B-2
         Annuity Units.......................................................B-2
         Value of Annuity Units..............................................B-2
         Net Investment Factor...............................................B-2
         Assumed Interest Rate...............................................B-3
         Valuation Period....................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA.............................................................B-3
         Average Annual Total Return.........................................B-3

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES....................................B-6

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS....................................................B-6

--------------------------------------------------------------------------------
CUSTODIAN....................................................................B-6

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS.........................................................B-6

--------------------------------------------------------------------------------
LEGAL MATTERS................................................................B-7

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS.........................................................B-7

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENT

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant"s age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

         plus
         ----

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period.

         plus or minus
         -------------

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period.

         plus or minus
         -------------

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

         Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions. Average annual return total return figures reflect any Purchase Payment Enhancement credited but does not reflect the cost of any rider.

TABLE 1 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD

                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                   -------------------------------------------------------------

                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/01   12/31/01    12/31/01     12/31/01
--------------                                       -----      --------   --------    --------     --------
Rydex OTC Fund...................................   5/1/02        N/A         N/A                      N/A
     (Rydex Global Advisors)                                                              N/A
Rydex Nova Fund..................................   5/1/02        N/A         N/A         N/A          N/A
     (Rydex Global Advisors)
Rydex Ursa Fund..................................   5/1/02        N/A         N/A         N/A          N/A
     (Rydex Global Advisors)
Rydex Mekros Fund................................   5/1/02        N/A         N/A         N/A          N/A
     (Rydex Global Advisors)
Rydex Financial Services Fund....................   5/1/02        N/A         N/A         N/A          N/A
     (Rydex Global Advisors)
Rydex Health Care Fund...........................   5/1/02        N/A         N/A         N/A          N/A
     (Rydex Global Advisors)
Rydex Technology Fund............................   5/1/02        N/A         N/A         N/A          N/A
     (Rydex Global Advisors)
Rydex Utilities Fund.............................   5/1/02        N/A         N/A         N/A          N/A
     (Rydex Global Advisors)
Rydex U.S. Government Money Market Fund..........   5/1/02        N/A         N/A         N/A          N/A
     (Rydex Global Advisors)
Rydex U.S. Government Bond Fund..................   5/1/02        N/A         N/A         N/A          N/A
     (Rydex Global Advisors)
AIM V.I. Capital Appreciation Fund...............   5/1/02        N/A         N/A         N/A          N/A
     (AIM Advisors, Inc.)
T. Rowe Price Equity Income Portfolio II.........   5/1/02        N/A         N/A         N/A          N/A
     (T. Rowe Price International, Inc.)
T. Rowe Price Equity Income Portfolio II.........   5/1/02        N/A         N/A         N/A          N/A
     (T. Rowe Price Associates, Inc.)
Federated High Income Bond Fund II...............   5/1/02        N/A         N/A         N/A          N/A
     (Federated Investment Management Company)

---------------------------
* Date the underlying fund was first offered through a subaccount of the Separate Account.

TABLE 2 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND

                                                             NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                   -------------------------------------------------------------

                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/01   12/31/01    12/31/01     12/31/01
--------------                                       -----      --------   --------    --------     --------
Rydex OTC Fund...................................
     (Rydex Global Advisors)
Rydex Nova Fund..................................
     (Rydex Global Advisors)
Rydex Ursa Fund..................................
     (Rydex Global Advisors)
Rydex Mekros Fund................................
     (Rydex Global Advisors)
Rydex Financial Services Fund....................
     (Rydex Global Advisors)
Rydex Health Care Fund...........................
     (Rydex Global Advisors)
Rydex Technology Fund............................
     (Rydex Global Advisors)
Rydex Utilities Fund.............................
     (Rydex Global Advisors)
Rydex U.S. Government Money Market Fund..........
     (Rydex Global Advisors)
Rydex U.S. Government Bond Fund..................
     (Rydex Global Advisors)
AIM V.I. Capital Appreciation Fund...............
     (AIM Advisors, Inc.)
T. Rowe Price Equity Income Portfolio II.........
     (T. Rowe Price International, Inc.)
T. Rowe Price Equity Income Portfolio II.........
     (T. Rowe Price Associates, Inc.)
Federated High Income Bond Fund II...............
     (Federated Investment Management Company)

-----------------
* Date the underlying fund was first established.

Table 3 Non-Standard Average Annual Total Return on $10,000 Investment - Assuming No Withdrawal of Investment at End of Period

                                                           NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                   -------------------------------------------------------------

                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/01   12/31/01    12/31/01     12/31/01
--------------                                       -----      --------   --------    --------     --------
Rydex OTC Fund...................................
     (Rydex Global Advisors)
Rydex Nova Fund..................................
     (Rydex Global Advisors)
Rydex Ursa Fund..................................
     (Rydex Global Advisors)
Rydex Mekros Fund................................
     (Rydex Global Advisors)
Rydex Financial Services Fund....................
     (Rydex Global Advisors)
Rydex Health Care Fund...........................
     (Rydex Global Advisors)
Rydex Technology Fund............................
     (Rydex Global Advisors)
Rydex Utilities Fund.............................
     (Rydex Global Advisors)
Rydex U.S. Government Money Market Fund..........
     (Rydex Global Advisors)
Rydex U.S. Government Bond Fund..................
     (Rydex Global Advisors)
AIM V.I. Capital Appreciation Fund...............
     (AIM Advisors, Inc.)
T. Rowe Price Equity Income Portfolio II.........
     (T. Rowe Price International, Inc.)
T. Rowe Price Equity Income Portfolio II.........
     (T. Rowe Price Associates, Inc.)
Federated High Income Bond Fund II...............
     (Federated Investment Management Company)

-------------------
* Date the underlying fund was first established.

         Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)/n/=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or the withdrawal value at the end of the periods shown.) The returns are computed according to the formula and assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the value at the end of the periods shown, in accordance with the following formula: P(1+T)/n/=EV. In the formula, P is a hypothetical investment of $10,000; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume no withdrawal of the ending value and therefore no deduction of a contingent deferred sales charge. The returns show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                     --------------------------------------

WHEN IT BECOMES AVAILABLE, THE PERFORMANCE INFORMATION TO BE SHOWN IN TABLE 1 WILL BE CALCULATED BASED ON THE INCEPTION DATE OF THE SUBACCOUNTS OF THE SEPARATE ACCOUNT. THE PERFORMANCE INFORMATION SET FORTH ABOVE IN TABLES 2 AND 3 ASSUMES THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

         Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of all annuity contracts funded through the Separate Account, including the Contract. The address of HTK is 600 Dresher Road, Horsham, PA 19044. As of the date of this Statement of Additional Information no commissions had been paid to HTK with respect to the Contract.

         The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed [5 1/2%]. Total trailer commissions based on a percentage of Contract Value will not exceed [1%]. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------
CUSTODIAN

         Penn Mutual is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

--------------------------------------------------------------------------------
LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The consolidated financial statements of the Company appear on the following pages. They should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts. The subaccounts of the Separate Account that are available under the Contract had not commenced operations as of the date of this statement of additional information and, therefore, the Separate Account has no financial information to report.

                                     PART C
                                     ------

                               Other Information
                               -----------------

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements included in Part B:

                  Consolidated Financial Statements of The Penn Mutual Life Insurance Company: Balance Sheets As of December 31, 2001 and 2000 Consolidated Income Statements For the years ended December 31, 2001, 2000 and 1999 Consolidated Statements of Changes in Equity - December 2001, 2000 and 1999 Consolidated Statements of Cash Flows - For the years ended December 31, 2001, 2000 and 1999
                  Notes to Consolidated Financial Statements
                  Report of Independent Auditors

                  TO BE FILED BY AMENDMENT

         (b)      Exhibits

                  1.      (a)     Resolutions of Executive Committee of Board of
                                  Trustees of The Penn Mutual Life Insurance
                                  Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit 1(a) to the Registration Statement of Penn Mutual Variable Annuity Account III
                                  (File No. 333-62811), as filed with the
                                  Securities and Exchange Commission via EDGAR
                                  (Accession No. 0001036050-98-001504) on
                                  September 3, 1998.

                          (b) Resolutions of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                  2.              Not applicable

                  3.      (a)(1)  Sales Support Agreement between The Penn
                                  Mutual Life Insurance Company and Horner,
                                  Townsend & Kent, Inc., a wholly-owned
                                  subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                                  November 30, 1998.

                          (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423)
                                  on September 28, 2000.

                          (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                                  November 30, 1998.

                          (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                          (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to
                                  Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                          (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April
                                  27, 1999.

                          (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504)
                                  on September 3, 1998.

                  4.      (a)     Individual Variable and Fixed Annuity Contract
                                  (Form BVA-00). Incorporated herein by
                                  reference to Exhibit 4(a) to the Registrant's
                                  Registration Statement on Form N-4 (File No.
                                  333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                  0000950116-00-001502) on June 21, 2000.

                          (b) Rider--Guaranteed Minimum Death Benefit--Step Up (GDBSU-98). Incorporated herein by reference to Exhibit 4(a) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-001502) on June 21, 2000.

                          (c) Endorsement-Charitable Remainder Trust (1718-01). Incorporated herein by reference to
                                  Exhibit 4(c) to the Registrant's Registration Statement on Form N-4 (File No. 333-39084), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-000684) on April 19, 2001.

                          (d) Rider--Estate Enhancement Death Benefit (EEDB-01). Incorporated herein by reference to
                                  Exhibit 4(k) to the Registrant's Registration Statement on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-000692) on April 20, 2001.

                          (e) Form of active allocation annuity contract. Filed herewith.

                          (f) Rider - Death Benefit Enhancement - Step-Up. Filed herewith.

                  5.      (a)     Application (Form PM0487) for Individual
                                  Variable Annuity Contract. Incorporated herein by reference to Exhibit 5 to Pre-Effective
                                  Amendment No. 1 to Registrant's Registration
                                  Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                  0000950116-00-002423) on September 20, 2000.

                          (b) Form of application for active allocation annuity contract. Filed herewith.

                  6.      (a)     Charter of The Penn Mutual Life Insurance
                                  Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registration
                                  Statement of Penn Mutual Variable Annuity
                                  Account III (File No. 333-62811), as filed with the Securities and Exchange Commision via
                                  EDGAR (Accession No. 0001036050-98-001504) on
                                  September 3, 1998.

                          (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to
                                  Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December 6, 2001.

                  7.              None

                  8.      (a)(1)  Form of Sales Agreement between The Penn
                                  Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                          (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                          (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

                          (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to the Exhibit 4(a) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-001502) on June 21, 2000.

                          (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                          (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                          (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to
                                  Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30 1998.

                          (f) Form of Participation Agreement among The Penn Mutual Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. To be filed by amendment.

                  9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to the Registration Statement of Penn Mutual Variable Account III (File No. 333-39084), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-000684) on April
                                  19, 2001.

                  10. Consent of Ernst & Young LLP. To be filed by amendment.

                  11.             Not applicable.

                  12.             Not applicable.

                  13. Schedule of Computation of Performance Quotations. To be filed by amendment.

                  14. Powers of Attorney of Trustees. Incorporated herein by reference to Exhibit 14 to Registrant's Registration Statement on Form N-4 (File No. 333-69386) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500817), on
                                  September 14, 2001.

Item 25. Directors and Officers of the Depositor

         The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

---------------------------------------------------------------------------------------------------------------------
NAME                              POSITION AND OFFICES WITH DEPOSITOR
---------------------------------------------------------------------------------------------------------------------
Robert E. Chappell                Chairman of the Board and Chief Executive Officer and Member of the Board of
                                  Trustees
---------------------------------------------------------------------------------------------------------------------

Daniel J. Toran                   President and Chief Operating Officer and Member of the Board of Trustees
---------------------------------------------------------------------------------------------------------------------

Nancy S. Brodie                   Executive Vice President and Chief Financial Officer
---------------------------------------------------------------------------------------------------------------------

John M. Albanese                  Executive Vice President, Systems and Service
---------------------------------------------------------------------------------------------------------------------

Larry L. Mast                     Executive Vice President, Sales and Marketing
---------------------------------------------------------------------------------------------------------------------

Peter M. Sherman                  Executive Vice President and Chief Investment Officer
---------------------------------------------------------------------------------------------------------------------

Bill D. Fife                      Senior Vice President, Independence Financial Network
---------------------------------------------------------------------------------------------------------------------

Ralph L. Crews                    Senior Vice President, Career Agency System
---------------------------------------------------------------------------------------------------------------------

Ann M. Strootman                  Vice President and Controller
---------------------------------------------------------------------------------------------------------------------

Frederick M. Rackovan             Vice President, New Business
---------------------------------------------------------------------------------------------------------------------

Laura Ritzko                      Secretary
---------------------------------------------------------------------------------------------------------------------

Richard F. Plush                  Vice President and Actuary
---------------------------------------------------------------------------------------------------------------------

Frank J. Howell                   Vice President, Broker Dealer Network
---------------------------------------------------------------------------------------------------------------------

Steven M. Herzberg                Assistant Vice President and Treasurer
---------------------------------------------------------------------------------------------------------------------

         The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                                            Penn Mutual Wholly-Owned Subsidiaries
                                            -------------------------------------

Corporation                                      Principal Business                 State of Incorporation
-----------                                      ------------------                 ----------------------
The Penn Insurance and Annuity Company           Life Insurance and Annuities       Delaware

Independence Capital Management, Inc.            Investment Adviser                 Pennsylvania

Penn Janney Fund, Inc.

INDEPENDENCE SQUARE PROPERTIES, INC.             Investments Holding Company        Pennsylvania

The Pennsylvania Trust Company                   Trust Company                      Pennsylvania



                                             Independence Square Properties, Inc.
                                                 Wholly-Owned Subsidiaries
                                                 -------------------------

Corporation                                     Principal Business                  State of Incorporation
-----------                                     ------------------                  ----------------------

INDEPRO CORPORATION                             Real Estate Investment              Delaware

WPI Investment Company                          Real Estate Investment              Delaware

Hornor, Townsend & Kent, Inc.                   Registered Broker-Dealer and        Pennsylvania
                                                Investment Adviser

JANNEY MONTGOMERY SCOTT LLC.                    Registered Broker-Dealer and        Delaware
                                                Investment Adviser

                                               Indepro Corporation
                                             Wholly-Owned Subsidiaries
                                             -------------------------

Corporation                                     Principal Business                 State of Incorporation
-----------                                     ------------------                 ----------------------
Indepro Property Fund I Corporation             Real Estate Investment             Delaware

Indepro Property Fund II Corporation            Real Estate Investment             Delaware

Commons One Corporation                         Real Estate Investment             Delaware

West Hazleton, Inc.                             Real Estate Investment             Delaware

                                             Janney Montgomery Scott LLC
                                              Wholly-Owned Subsidiaries
                                              -------------------------

Corporation                                      Principal Business                State of Incorporation
-----------                                      ------------------                ----------------------

JMS Resources, Inc.                              Oil and Gas Development           Pennsylvania

JMS Investor Services, Inc.                      Insurance Sales                   Delaware

Item 27. Number of Contract Owners

         As of _____________, 2002, there were:

         ____ - Owners of qualified individual variable annuity contracts
         ____ - Owners of nonqualified individual variable annuity contracts

Item 28. Indemnification

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File no. 333-69386) and are incorporated herein by reference.

         Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

         Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         Horner, Townsend & Kent, Inc. principal underwriter for the Registrant, also serves as principal underwriter for Penn Mutual Variable Life Account I, a separate account of Penn Mutual, and for PIA Variable Annuity Account I, a separate account of Penn Mutual's wholly-owned subsidiary, The Penn Insurance and Annuity Company.

         Hornor, Townsend & Kent, Inc. - Directors and Officers
         ------------------------------------------------------
           Daniel J. Toran, Chairman of the Board
           John J. Gray, Director
           Larry L. Mast, Director
           Nina M. Mulrooney, Director and Assistant Vice President, Compliance Henry R. Buck, Assistant Vice President and Treasurer
           Patricia L. Carbee, Assistant Vice President, Sales and Marketing Joseph R. Englert, Vice President, Trading and Operations
           Elizabeth A. Knoll, Assistant Treasurer
           Franklin L. Best, Jr., Counsel
           Laura M. Ritzko, Secretary
           Eileen M. Tkacik, Auditor

         The principal business address of Mr. Gray is Janney, Montgomery, Scott LLC, 1801 Market Street, Philadelphia, Pennsylvania. The principal business address of Mses. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

                                        NET UNDERWRITING
                                         DISCOUNTS AND         COMPENSATION ON       BROKERAGE            OTHER
  NAME OF PRINICIPAL UNDERWRITER          COMMISSIONS            REDEMPTION         COMMISSIONS       COMPENSATION
----------------------------------------------------------------------------------------------------------------------
Hornor, Townsend & Kent, Inc.                  $                      $                  $                  $

Item 30.          Location of Accounts and Records

                  The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

                  The Penn Mutual Life Insurance Company
                  600 Dresher Road
                  Horsham, Pennsylvania  19044

Item 31.          Management Services

                  See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.          Undertakings

                  The Penn Mutual Life Insurance Company hereby undertakes:

         (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

         (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request. Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                  The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 2 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 20th day of March, 2002.

                            PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                  (Registrant)

                            By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                   (Depositor)

                            By: /s/Robert E. Chappell
                                ---------------------
                                Robert E. Chappell
                                Chairman of the Board of Trustees
                                and Chief Executive Officer

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 20th day of March, 2002.


Signature                                      Title
---------                                      -----

/s/Robert E. Chappell                          Chairman of the Board of Trustees
------------------------                       and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie                             Executive Vice President and
------------------------                       Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                             Trustee

*EDWARD G. BOEHNE                              Trustee

*JOAN P. CARTER                                Trustee

*PHILLIP E. LIPPINCOTT                         Trustee

*JOHN F. MCCAUGHAN                             Trustee

*ALAN B. MILLER                                Trustee

*EDMOND F. NOTEBAERT                           Trustee

*ROBERT H. ROCK                                Trustee

*DANIEL J. TORAN                               Trustee

*WESLEY S. WILLIAMS, JR.                       Trustee

/s/Robert E. Chappell
-------------------------
*By: Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

    EX.99 B4(e)   Form of active allocation annuity contract.

    EX.99 B4(f)   Rider - Death Benefit Enhancement - Step-Up.

    EX.99 B5(b)   Form of application for active allocation annuity contract.